Business Segment Information	12 Months Ended
Jun. 30, 2011
Business Segment Information

Business Segment Information

By Industry

(Dollars in thousands)	2011	2010	2009
Net Sales:
Industrial:
North America	$4,516,510	$3,623,460	$3,734,613
International	4,917,007	3,811,464	3,895,874
Aerospace	1,921,984	1,744,283	1,883,273
Climate & Industrial Controls	990,369	813,959	795,255

	$12,345,870	$9,993,166	$10,309,015

Segment Operating Income:
Industrial:
North America	$745,544	$487,137	$394,923
International	754,222	394,089	350,662
Aerospace	247,126	208,002	261,953
Climate & Industrial Controls	76,134	53,452	(3,737)

Total segment operating income	1,823,026	1,142,680	1,003,801
Corporate administration	163,868	153,965	152,118

Income before interest expense and other	1,659,158	988,715	851,683
Interest expense	99,704	103,599	112,071
Other expense	145,733	130,299	56,529

Income before income taxes	$1,413,721	$754,817	$683,083

Assets:
Industrial	$8,413,552	$7,309,735	$7,539,504
Aerospace	995,026	910,740	915,155
Climate & Industrial Controls	724,966	692,532	691,423
Corporate (a)	753,261	997,375	709,820

	$10,886,805	$9,910,382	$9,855,902

Property Additions (b):
Industrial	$147,929	$95,838	$346,691
Aerospace	18,012	21,619	21,877
Climate & Industrial Controls	8,234	6,040	6,645
Corporate	38,495	6,133	2,798

	$212,670	$129,630	$378,011

Depreciation:
Industrial	$186,057	$200,617	$205,584
Aerospace	20,035	20,501	20,477
Climate & Industrial Controls	12,895	14,117	16,640
Corporate	10,251	10,060	9,898

	$229,238	$245,295	$252,599

(Dollars in thousands)	2011	2010	2009
By Geographic Area (c)

Net Sales:
North America	$7,151,390	$5,913,770	$6,090,176
International	5,194,480	4,079,396	4,218,839

	$12,345,870	$9,993,166	$10,309,015

Long-Lived Assets:
North America	$864,287	$856,782	$927,318
International	932,892	841,099	953,236

	$1,797,179	$1,697,881	$1,880,554

The accounting policies of the business segments are the same as those described in the Significant Accounting Policies footnote except that the business segment results are prepared on a basis that is consistent with the manner in which the Company’s management disaggregates financial information for internal review and decision-making.

(a)	Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company’s domestic data processing equipment.

(b)	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2011 - $5,376; 2010 - $408; 2009 - $107,278)

(c)	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.